Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Provided by (Used in) Operating Activities
Net earnings (loss) - Consumer products	$ 3,905	$ 3,819	$ 3,054
Net earnings (loss) - Financial services	(512)	88	154
Net earnings	3,393	3,907	3,208
Consumer products
Depreciation and amortization	253	276	291
Deferred income tax provision	(443)	124	43
Earnings from equity investment in SABMiller	(730)	(628)	(600)
Dividends from SABMiller	357	303	254
Asset impairment and exit costs, net of cash paid	179	(188)	(22)
IRS payment related to LILO and SILO transactions		(945)
Cash effects of changes, net of the effects from acquisition of UST:
Receivables, net	(19)	15	(7)
Inventories	24	7	51
Accounts payable	(60)	48	(25)
Income taxes	(151)	(53)	130
Accrued liabilities and other current assets	21	(221)	218
Accrued settlement charges	(22)	(100)	(346)
Pension plan contributions	(240)	(30)	(37)
Pension provisions and postretirement, net	243	185	193
Other	47	96	232
Financial services
PMCC Leveraged Lease Charge	490
Net increase to allowance for losses	25		15
Other	246	(29)	(155)
Net cash provided by operating activities	3,613	2,767	3,443
Consumer products
Capital expenditures	(105)	(168)	(273)
Acquisition of UST, net of acquired cash			(10,244)
Other	2	115	(31)
Financial services
Investments in finance assets			(9)
Proceeds from finance assets	490	312	793
Net cash provided by (used in) investing activities	387	259	(9,764)
Consumer products
Net repayment of short-term borrowings			(205)
Long-term debt issued	1,494	1,007	4,221
Long-term debt repaid		(775)	(375)
Financial services
Long-term debt repaid			(500)
Repurchases of common stock	(1,327)
Dividends paid on common stock	(3,222)	(2,958)	(2,693)
Issuances of common stock	29	104	89
Financing fees and debt issuance costs	(24)	(6)	(177)
Other	6	45	(84)
Net cash (used in) provided by financing activities	(3,044)	(2,583)	276
Cash and cash equivalents:
Increase (Decrease)	956	443	(6,045)
Balance at beginning of year	2,314	1,871	7,916
Balance at end of year	3,270	2,314	1,871
Cash paid: - Interest - Consumer products	1,154	1,084	904
- Financial services			38
Cash paid:- Income taxes	2,865	1,884	1,606
Consumer Products [Member]
Consumer products
Deferred income tax provision	382	408	499
Financial Services [Member]
Financial services
Deferred income tax benefit	$ (825)	$ (284)	$ (456)